Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2010
Derivative Instruments (Tables) [Abstract]
Fair value of derivative instruments

	Balance Sheet	Fair Value
	Location	December 31, 2010	December 31, 2009
Cash flow hedge interest rate swaps	Other liabilities	$482	$2,381

Impact of derivative instruments on the statement of operations and OCI

		Year Ended
	Location	December 31, 2010	December 31, 2009	December 31, 2008
Gain (loss) on interest rate swap recognized in OCI (effective portion)	n/a	$(10,307)	$(3,513)	$7,669
Gain (loss) reclassified from AOCI into income (effective portion)	Interest expense	(2,244)	(971)	(160)
Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	Realized loss	—	—	(23,393)